Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets
Allowance for loan losses	$ 675	$ 639
Deferred directors' compensation	519	541
Employee and director benefits	553	574
Qualified pension liability	457
Unrealized losses on securities available for sale		387
Unrealized loss from securities impairment	239	221
Investment in low income housing project	52
Other	57	109
Total deferred tax assets	2,552	2,471
Deferred Tax Liabilities
Depreciation	(199)	(223)
Equity income from unconsolidated subsidiary	(526)	(462)
Qualified pension asset		(342)
Loan origination costs	(348)	(287)
Prepaid expense	(138)	(95)
Unrealized gains on securities available for sale	(148)
Annuity earnings	(68)	(63)
Fair value of mortgage servicing rights	(66)	(57)
Goodwill	(387)	(340)
Total deferred tax liabilities	(1,880)	(1,869)
Net deferred tax asset included in other assets	$ 672	$ 602